Acquisitions, business combinations, investments (including debt securities) and purchases of intangible assets (Details) € in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Aug. 24, 2022 EUR (€)	Aug. 24, 2022 USD ($)
Disclosure of detailed information about business combination
Acquisitions, investments and purchase of intangible assets			€ 76,728	€ 150,367
NewCo
Disclosure of detailed information about business combination
Equity interest held upon completion of transaction (in percent)					75.00%	75.00%
Goodwill					€ 707,742	$ 703,070
NewCo | Goodwill
Disclosure of detailed information about business combination
Measurement period adjustments	€ (43,809)	$ (43,519)
NewCo | Cricket Health, Inc
Disclosure of detailed information about business combination
Equity interest held upon completion of transaction (in percent)					17.00%	17.00%
NewCo | InterWell Health LLC
Disclosure of detailed information about business combination
Equity interest held upon completion of transaction (in percent)					8.00%	8.00%